ENVIRONMENTAL REHABILITATION	12 Months Ended
Mar. 31, 2019
Environmental Rehabilitation Schedule Of Reconciliation Of Obligations Associated Retirement Properties
ENVIRONMENTAL REHABILITATION

10.	ENVIRONMENTAL REHABILITATION

The following table presents the reconciliation of the beginning and ending obligations associated with the retirement of the properties:

Total
Balance, April 1, 2017	$12,186
Reclamation expenditures	(25)
Unwinding of discount of environmental rehabilitation	449
Revision of provision	(694)
Foreign exchange impact	1,182
Balance, March 31, 2018	$13,098
Reclamation expenditures	(187)
Unwinding of discount of environmental rehabilitation	479
Revision of provision	1,122
Foreign exchange impact	(824)
Balance, March 31, 2019	$13,688

As at March 31, 2019, the total undiscounted amount of estimated cash flows required to settle the Company’s environmental rehabilitation provision was $19,413 (March 31, 2018 - $20,836) over the next twenty-four years, which has been discounted using an average discount rate of 3.23% (March 31, 2018 –3.84%).

During the year ended March 31, 2019, the Company incurred actual reclamation expenditures of $187 (year ended March 31, 2018 - $25) and paid reclamation deposit of $2,601 (year ended March 31, 2018 -$169).